Income Taxes - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Jan. 02, 2013	Dec. 31, 2013	Dec. 31, 2013 Subsidiaries [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 State and Local Jurisdiction [Member]	Dec. 31, 2013 Foreign Tax Authority [Member]
Schedule Of Income Taxes [Line Items]
Tax rate benefit	2.30%
Foreign tax credit carryforwards		$ 114,300,000
Research tax credit carryforwards		11,100,000
Alternative minimum tax credit carryforwards		1,700,000
Valuation allowance		4,800,000		69,397,000	54,671,000
Expiration date of foreign tax credit							2017	2023
Expiration date of research tax credit forward							2028	2033
State net operating loss carryforwards		14,400,000
Expiration date of operating loss									2014	2018
State tax credit carryforwards		1,000,000
Valuation allowance									7,000,000	43,700,000
Foreign net operating loss carryforward		50,500,000		50,527,000	53,328,000
Valuation allowance established against other deferred tax assets		14,000,000
Deferred tax liability		35,800,000		35,805,000	26,915,000
Undistributed earnings from foreign operation		398,000,000
Unrecognized tax benefits		71,600,000
Reduction of penalties in next twelve months		21,000,000
Interest and penalties		14,000,000			12,100,000
Net expense (benefit) for interest and penalties accrued				$ 1,900,000	$ 1,100,000	$ 1,800,000
State and local tax returns filling limitation, minimum		3 years	3 years
State and local tax returns filling limitation, maximum		4 years	7 years